Pension plans (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		3 Months Ended			9 Months Ended		3 Months Ended			9 Months Ended		3 Months Ended			9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Overfunded pension plans	Jun. 30, 2012 Overfunded pension plans	Sep. 30, 2011 Overfunded pension plans	Sep. 30, 2012 Overfunded pension plans	Sep. 30, 2011 Overfunded pension plans	Sep. 30, 2012 Underfunded pension plans	Jun. 30, 2012 Underfunded pension plans	Sep. 30, 2011 Underfunded pension plans	Sep. 30, 2012 Underfunded pension plans	Sep. 30, 2011 Underfunded pension plans	Sep. 30, 2012 Underfunded other benefits	Jun. 30, 2012 Underfunded other benefits	Sep. 30, 2011 Underfunded other benefits	Sep. 30, 2012 Underfunded other benefits	Sep. 30, 2011 Underfunded other benefits
Pension plans
Expected employer contributions		$ 262
Contributions made by the employer	231
Pension costs
Service cost - benefits earned during the period			7	7		22		14	17	18	46	57	10	8	8	27	24
Interest cost on projected benefit obligation			125	114	98	368	299	52	63	107	180	317	26	25	26	78	77
Expected return on assets			(212)	(203)	(164)	(644)	(505)	(50)	(63)	(99)	(178)	(291)
Amortizations and (gain) / loss								28	12	6	50	21	(3)	(2)	(5)	(7)	(11)
Net deferral																	(3)
Net periodic pension cost (credit)			$ (80)	$ (82)	$ (66)	$ (254)	$ (206)	$ 44	$ 29	$ 32	$ 98	$ 104	$ 33	$ 31	$ 29	$ 98	$ 87